STOCK COMPENSATION EXPENSE (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Share Based Payment Award warrants Valuation Assumptions [Table Text Block]
The grant date fair value of the warrants subscribed is calculated using the Black-Scholes option-pricing model with the following weighted average assumptions.

Three months ended September 30, 2013
Risk-free interest rate	0.47%
Dividend yield	-
Expected volatility	54%
Expected term	2.5 years
Forfeiture rate	-

Schedule Of Earnings Per Share Basic and Diluted Before Stock Based Compensation [Table Text Block]
Net income (loss) before and after stock-based compensation is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands except per share data)	2012	2013	2012	2013

Net income (loss)	$(6,425)	$(6,369)	$(12,330)	$(48,052)

Net income (loss) per share
Basic	$(0.26)	$(0.25)	$(0.49)	$(1.89)
Diluted	$(0.26)	$(0.25)	$(0.49)	$(1.89)

Number of shares used for computing (weighted average)
Basic	25,157	25,465	25,109	25,434
Diluted	25,157	25,465	25,109	25,434

Stock-based compensation (ASC 718)
Cost of products and services sold	13	5	38	15
Research and development	298	184	835	555
Selling, general and administrative	542	307	1,471	885
Total	853	496	2,344	1,456

Net income (loss) before stock-based compensation	(5,572)	(5,873)	(9,986)	(46,595)

Net income (loss) before stock-based compensation per share
Basic	$(0.22)	$(0.23)	$(0.40)	$(1.83)
Diluted	$(0.22)	$(0.23)	$(0.40)	$(1.83)